Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
18.	Commitments and Contingencies

Land and Water Lease Commitments:

Certain of the Company’s operating entities have entered into agreements to lease either land, water rights or both that are used in the generation of electricity or to pay, in lieu of property tax, an amount based on electricity production. The terms of these leases have varying maturity dates that continue up to 2048. These payments typically have a fixed and variable component. The variable fee is generally linked to actual power production or gross revenue. APUC incurred costs of $2,654 during 2011 (2010 - $2,231) in respect of these agreements for all of its operating entities.

Contingencies:

APUC and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider APUC’s exposure to such litigation to be material to these financial statements. Accruals for any contingencies related to these items are recorded in the financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.

On December 19, 1996, the Attorney General of Québec (“Québec AG”) filed a suit in Québec Superior Court against a subsidiary of APUC claiming for amounts that the APUC subsidiary has been paying to The St. Lawrence Seaway Management Corporation (the “Seaway Management”) under its water lease with Seaway Management. The water lease contains a “hold harmless” clause which mitigates this claim. As such, the APUC subsidiary brought the Attorney General of Canada and Seaway Management (the “Federal Authorities”) into the proceedings in an action in warranty. On March 27, 2009, the Superior Court dismissed the claim of the Québec AG and suspended the action in warranty following final judgment in this case.

The Québec AG subsequently appealed this decision and on October 21, 2011 the Québec Court of Appeal allowed the appeal and condemned the APUC subsidiary to pay approximately $5.4 million which includes the amount claimed with interest.

The APUC subsidiary believes it is held harmless in its water lease from this decision. The Federal Authorities have decided not to appeal this decision to the Supreme Court of Canada. APUC and Seaway Management are now required to go back to the Superior Court of Quebec which will determine the amount of money reimbursable by Seaway Management to APUC pursuant to the terms of the Water Lease. As a result, the probability of loss, if any, and its quantification cannot be estimated at this time but could range from $nil to $5.4 million. Accordingly, no accruals for amounts owed or recoverable in respect of the water lease dues already paid to Seaway Management have been recorded in the financial statements. Conversely, the Company accrued $1,000 of water lease owed to Québec AG for the years 2008 to 2011, which years are subsequent to those covered by the Court Decision and might not be subject to the legal right of offset. Probable amounts recoverable from the Federal Authorities of $300 related to these years were also recorded in 2011.

Other Commitments:

In addition to the commitments related to the proposed acquisitions disclosed in note 3 the following significant commitments exist at December 31, 2011.

Legislation in the Province of Quebec requires technical assessments be made of all dams within the province and remediation of any technical deficiencies identified in accordance with the assessment. APUC is in the process of conducting the assessments as required. Based on assessments to date, some of which are preliminary, APUC has estimated the remaining potential remedial measures involving capital expenditures to be approximately $16,900 which may be required to comply with the legislation and which would be invested over a five year period or longer.

APUC has outstanding purchase commitments for long-term service agreements, capital project commitments and operating leases. Detailed below are estimates of future commitments under these arrangements:

	2012	2013	2014	2015	2016	Thereafter	Total
Long term service agreements	$4,559	$4,072	$4,153	$4,236	$4,321	$73,008	$94,349
Purchased power	45,053	45,155	46,375	45,867	45,053	—	227,503
Capital projects	7,871	—	—	—	—	—	7,871
Operating leases	939	609	369	282	20	—	2,219

Total	$58,422	$49,836	$50,897	$50,385	$49,394	$73,008	$331,942

Liberty Utilities (West) has entered into a five year all-purpose PPA with NV Energy to provide its full electric requirements at NV Energy’s “system average cost” rates. The PPA has an effective starting date of January 1, 2011 with a five year renewal option. The commitment amounts included in the table above are based on market prices as of December 31, 2011. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.